Assets and Liabilities Held for Sale and Discontinued Operations - Summary of Gain on Sale of Subsidiaries (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Loss from discontinued operations, net of income taxes (note 3)	$ (30,234)	$ (14,659)	$ (37,081)	$ (30,347)
Gain on sale of subsidiaries, net of income taxes $nil	10,698		10,698
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Loss from discontinued operations, net of income taxes (note 3)	(30,234)	$ (14,659)	(37,081)	$ (30,347)
Discontinued Operations | Plasma Collection Entities
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Fair value of the consideration received and receivable	12,826		12,826
Carrying amount of net assets sold	10,849		10,849
Transaction costs	204
Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations	(44)
Loss from discontinued operations, net of income taxes (note 3)	1,817
Discontinued Operations | Ryplazim Entities
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Transaction costs	203
Loss from discontinued operations, net of income taxes (note 3)	8,881
Fair value of proceeds received or receivable at June 30, 2021	$ 9,084		$ 9,084